UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-06640

American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brett L. Agnew, Assistant Secretary
American Strategic Income Portfolio Inc. II
800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7557

Date of fiscal year end:	5/31

Date of reporting period:	6/30/07

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06640

Reporting Period: 07/01/2006 - 06/30/2007

American Strategic Income Port. Inc II

==================== AMERICAN STRATEGIC INCOME PORT. INC II ====================

PUBLIC STORAGE, INC.

Ticker:       PSA            Security ID:  74460D232

Meeting Date: MAY 3, 2007    Meeting Type: Annual

Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     APPROVAL OF THE PROPOSAL TO REORGANIZE    For       Against    Management

      FROM A CALIFORNIA CORPORATION TO A

      MARYLAND REAL ESTATE INVESTMENT TRUST.

2     APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS For       Against    Management

      OF THE ANNUAL MEETING IF NECESSARY.

--------------------------------------------------------------------------------

PUBLIC STORAGE, INC.

Ticker:       PSA            Security ID:  74460D398

Meeting Date: MAY 3, 2007    Meeting Type: Annual

Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     APPROVAL OF THE PROPOSAL TO REORGANIZE    For       Against    Management

      FROM A CALIFORNIA CORPORATION TO A

      MARYLAND REAL ESTATE INVESTMENT TRUST.

2     APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS For       Against    Management

      OF THE ANNUAL MEETING IF NECESSARY.

--------------------------------------------------------------------------------

PUBLIC STORAGE, INC.

Ticker:       PSA            Security ID:  74460D497

Meeting Date: MAY 3, 2007    Meeting Type: Annual

Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     APPROVAL OF THE PROPOSAL TO REORGANIZE    For       Against    Management

      FROM A CALIFORNIA CORPORATION TO A

      MARYLAND REAL ESTATE INVESTMENT TRUST.

2     APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS For       Against    Management

      OF THE ANNUAL MEETING IF NECESSARY.

--------------------------------------------------------------------------------

PUBLIC STORAGE, INC.

Ticker:       PSA            Security ID:  74460D521

Meeting Date: MAY 3, 2007    Meeting Type: Annual

Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     APPROVAL OF THE PROPOSAL TO REORGANIZE    For       Against    Management

      FROM A CALIFORNIA CORPORATION TO A

      MARYLAND REAL ESTATE INVESTMENT TRUST.

2     APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS For       Against    Management

      OF THE ANNUAL MEETING IF NECESSARY.

--------------------------------------------------------------------------------

PUBLIC STORAGE, INC.

Ticker:       PSA            Security ID:  74460D554

Meeting Date: MAY 3, 2007    Meeting Type: Annual

Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     APPROVAL OF THE PROPOSAL TO REORGANIZE    For       Against    Management

      FROM A CALIFORNIA CORPORATION TO A

      MARYLAND REAL ESTATE INVESTMENT TRUST.

2     APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS For       Against    Management

      OF THE ANNUAL MEETING IF NECESSARY.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Strategic Income Portfolio Inc. II

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr.
Treasurer

Date	August 31, 2007

* Print the name and title of each signing officer under his or her signature.